Net loss attributable to common stockholders per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per common share

The following table sets forth the computation of basic and diluted earnings per common share (in thousands, except share and per share data):

Nine months ended September 30,
	2020	2019

Numerator
Net loss attributable to common stockholders	$	$
Cumulative undeclared dividends on Series D convertible preferred stock

Net loss attributable to common stockholders, basic and diluted	$	$

Denominator
Weighted-average shares used to compute net income per share, basic and diluted

Net loss per share
Net loss per share attributable to common stockholders, basic and diluted	$	$

The following table sets forth the computation of basic and diluted earnings per common share (in thousands, except share and per share data):

	Year ended December 31,
	2018	2019

Numerator
Net loss	$(23,337)	$(18,302)
Cumulative undeclared dividends on Series D convertible preferred stock	(3,198)	(3,198)

Net loss attributable to common stockholders, basic and diluted	$(26,535)	$(21,500)

Denominator
Weighted-average shares used to compute net income per share, basic and diluted	2,605,124	2,883,950

Net loss per share
Net loss per share attributable to common stockholders, basic and diluted	$(10.19)	$(7.46)

Schedule of antidilutive securities excluded from computation of earnings per share

The following weighted-average common stock equivalents were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods presented as they had an anti-dilutive effect:

Nine months ended September 30,
	2020	2019
Convertible preferred stock (on an if-converted basis)
Options to purchase common stock
Restricted shares of common stock related to early exercise of options
Warrants to purchase Series C convertible preferred stock

Total

The following weighted-average common stock equivalents were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods presented as they had an anti-dilutive effect:

	Year ended December 31,
	2018	2019
Convertible preferred stock (on an if-converted basis)	50,462,272	50,462,272
Options to purchase common stock	6,383,104	9,308,036
Restricted shares of common stock related to early exercise of options	—	36,875
Warrants to purchase Series C convertible preferred stock	136,519	136,519

Total	56,981,895	59,943,702